Segment Information (Details) - Schedule of revenue by market - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		$ 35,504,392	$ 30,518,356
Egypt [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		8,898,645	6,119,713
KSA [Member[
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		8,287,578	10,027,692
UAE [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		5,980,102	4,100,221
Lebanon [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		4,834,760	4,519,232
Kuwait [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		1,903,202	1,763,482
Jordan [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue		1,043,768	854,517
Others [Member]
Segment Information (Details) - Schedule of revenue by market [Line Items]
Total Revenue	[1]	$ 4,556,337	$ 3,133,499

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.